Financial Instruments - Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Detail) - Interest rate risk - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rate rate for sensitivity analysis	1.00%	1.00%
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 1,418,256	₺ (2,720,152)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	(1,418,256)	2,720,152
Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	1,418,256	(2,720,152)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	₺ (1,418,256)	₺ 2,720,152